Trade and other payables	12 Months Ended
Dec. 31, 2023
Trade And Other Payables
Trade and other payables

16. Trade and other payables

	2023	2022
	US$	US$
Trade payables
- Non-related parties	528,865	525,588
	528,865	525,588

Other payables
- Amount due to shareholder	189,595	-
- Contract liabilities	2,077,358	2,162,274
- Amount due to directors	910,541	927,885
- Deposit from customers	-	19,411
- Accruals for operating expenses	2,837,205	645,861
- Goods and services tax payable	6,340	50
- Withholding tax	10,655	4,276
	6,031,694	3,759,757

	6,560,559	4,285,345

The amounts due to directors are non-trade in nature, unsecured, bear interests at 6% per annum and are repayable on demand. As of December 31, 2023 the interest on the amount due to directors was US$48,671 (2022 : US$8,893).

The contract liabilities primarily relate to the advance consideration received from customers for unsatisfied performance obligations. The Company recognizes revenue for each respective performance obligation when control of the product or service transfers to the customer and the right to payment becomes unconditional. In 2023, US$85,536 (2022 : US$544,311) of contract liabilities was recognized as revenue in the profit or loss statement.

ESGL Holdings Limited

Notes to the Financial Statements for the Financial Years ended December 31, 2023 and 2022